Share-Based Termination Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Termination Liability (Tables) [Line Items]
Schedule of Fair Value of the Share-Based Lease Termination Liability

The following assumptions were used to calculate the fair value of the share-based lease termination liability at December 31, 2023:

December 31, 2023
Fair value of Legacy Bolt common stock(1)	$4.08
Discount rate(2)	15%
Probability(3)	10% – 90%
Exchange ratio(4)	0.482
(1)	The fair value of Legacy Bolt common stock was determined by management with the assistance of an independent third-party valuation specialist.
(2)	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.
(3)	Scenario probability based on timing expectations of management that a qualified offering occurring was estimated at 90% and no qualified offering occurred was estimated at 10% at December 31, 2023.
(4)	The exchange ratio, as defined in the Merger Agreement relating to the Merger, represents the number of new public company shares provided in exchange for the shares owned by existing Company shareholders. The exchange ratio is calculated by dividing the number of shares of the new public company constituting the aggregate transaction consideration by the number of fully diluted shares of the Company.

BOLT THREADS, INC. [Member]
Share-Based Termination Liability (Tables) [Line Items]
Schedule of Fair Value of the Share-Based Lease Termination Liability

The following assumptions were used to calculate the fair value of the share-based termination liability as of December 31, 2023:

December 31, 2023
Fair value of common stock(1)	$4.08
Discount rate(2)	15%
Probability(3)	10% – 90%
Exchange ratio(4)	0.482

(1)	The fair value of Common Stock was determined by management with the assistance of an independent third-party valuation specialist.

(2)	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.

(3)	Scenario probability based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.

(4)	The exchange ratio, as defined in the Company’s business combination agreement, represents the number of new public company shares to be provided in exchange for the shares owned by existing Company shareholders. The exchange ratio is calculated based on the number of shares of the new public company divided by the number of fully diluted shares of the Company.